Consolidated Statements of Equity - USD ($) $ in Millions	Total	Total Equity [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings [Member]	Noncontrolling Interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASU No. 2014-09	$ (15)					$ (15)
Balances, January 1, 2015, as adjusted, shares			388,000,000	103,000,000
Balances, January 1, 2015, as adjusted		$ 6,677	$ 4	$ (3,424)	$ 7,337	2,732	$ (107)	$ 135
Beginning Shares (in shares) at Dec. 31, 2014			(388,000,000)	(103,000,000)
Beginning Balance at Dec. 31, 2014		6,692	$ 4	$ (3,424)	7,337	2,747	(107)	135
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and stock purchase rights (in shares)	2,000,000			2,000,000
Exercise of stock options and stock purchase rights		57		$ 56	1
Treasury shares held for taxes due upon exercise of stock options (in shares)				0
Treasury shares held for taxes due upon exercise of stock options		(20)		$ (20)
Excess income tax benefit from exercise of stock options		29			29
Stock-based compensation		98			98
Cash dividends declared and other distributions		(333)				(306)		(27)
Purchases of treasury stock (in shares)	(5,000,000)			(5,000,000)
Purchases of treasury stock	$ (300)	(300)		$ (300)
SunGard acquisition (in shares)			42,000,000
SunGard acquisition		2,748			2,744			4
Other (in shares)			0
Other		(11)	$ 0	$ 1	1			(13)
Net earnings	643	643				624		19
Other comprehensive earnings, net of tax	$ (205)	(204)					(172)	(32)
Ending Shares (in shares) at Dec. 31, 2015			(430,000,000)	(106,000,000)
Ending Balance at Dec. 31, 2015		9,384	$ 4	$ (3,687)	10,210	3,050	(279)	86
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)			1,000,000
Issuance of restricted stock		0
Exercise of stock options and stock purchase rights (in shares)	3,000,000			3,000,000
Exercise of stock options and stock purchase rights		109		$ 88	21
Treasury shares held for taxes due upon exercise of stock options (in shares)				0
Treasury shares held for taxes due upon exercise of stock options		(40)		$ (16)	(24)
Excess income tax benefit from exercise of stock options		32			32
Stock-based compensation		137			137
Cash dividends declared and other distributions		(365)				(342)		(23)
Purchases of treasury stock (in shares)	0
Purchases of treasury stock	$ 0
Other		8	$ 0	$ 4	4			0
Net earnings	547	547				525		22
Other comprehensive earnings, net of tax	(34)	(33)					(52)	19
Ending Shares (in shares) at Dec. 31, 2016			(431,000,000)	(103,000,000)
Ending Balance at Dec. 31, 2016	$ 9,779	9,779	$ 4	$ (3,611)	10,380	3,233	(331)	104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)			1,000,000
Issuance of restricted stock		0
Exercise of stock options and stock purchase rights (in shares)	5,000,000			5,000,000
Exercise of stock options and stock purchase rights		210		$ 137	73
Treasury shares held for taxes due upon exercise of stock options (in shares)				0
Treasury shares held for taxes due upon exercise of stock options		(53)		$ (25)	(28)
Stock-based compensation		109			109
Cash dividends declared and other distributions		(412)				(385)		(27)
Purchases of treasury stock (in shares)	(1,000,000)			(1,000,000)
Purchases of treasury stock	$ (105)	(105)		$ (105)
Net earnings	1,294	1,294				1,261		33
Other comprehensive earnings, net of tax	(2)	(2)					(1)	(1)
Ending Shares (in shares) at Dec. 31, 2017			(432,000,000)	(99,000,000)
Ending Balance at Dec. 31, 2017	$ 10,820	$ 10,820	$ 4	$ (3,604)	$ 10,534	$ 4,109	$ (332)	$ 109